Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Significant Accounting Policies [Line Items]
Schedule of Valuation of the Public Warrants	The following table presents the quantitative information regarding market assumptions used in the level 3 valuation of the Public Warrants:

March 3, 2025
Implied Class A Ordinary Share price	$9.91
Exercise price	$11.50
Simulation term (years)	7
Risk-free rate (continuous)	4.02%
Selected volatility	2.5%
Probability of de-SPAC and market adjustment	15.0%
The following table presents the quantitative information regarding market assumptions used in the level 3 valuation of the Public Warrants:

March 3, 2025
Implied Class A Ordinary Share price	$9.91
Exercise price	$11.50
Simulation term (years)	7
Risk-free rate (continuous)	4.02%
Selected volatility	2.5%
Probability of de-SPAC and market adjustment	15.0%

Schedule of Class A Ordinary Shares Subject to Possible Redemption	As of March 31, 2026 and December 31, 2025, the Class A Ordinary Shares subject to possible redemption reflected in the accompanying condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(2,185,000)
Class A Ordinary Shares issuance costs	(7,638,884)
Plus:
Accretion for Class A ordinary shares to redemption amount	18,866,179

Class A Ordinary Shares subject to possible redemption, December 31, 2025	239,042,295
Plus:
Accretion for Class A ordinary shares to redemption amount	2,101,884

Class A Ordinary Shares subject to possible redemption, March 31, 2026	$241,144,179

As of December 31, 2025 and 2024, the Class A Ordinary Shares subject to possible redemption reflected in the accompanying consolidated balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(2,185,000)
Class A Ordinary Shares issuance costs	(7,638,884)
Plus:
Remeasurement of carrying value to redemption value	18,866,179

Class A Ordinary Shares subject to possible redemption, December 31, 2025	$239,042,295

Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share
The following table reflects the calculation of basic and diluted net loss per Ordinary Share (in dollars, except per share amounts):

	For the Three Months Ended March 31,
	2026		2025
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(103,442)	$(25,861)	$(3,692,303)	$(2,611,460)
Denominator:
Basic and diluted weighted average Ordinary Shares outstanding	23,000,000	5,750,000	7,411,111	5,241,667

Basic and diluted net loss per Ordinary Share	$(0.00)	$(0.00)	$(0.50)	$(0.50)

The following tables reflects the calculation of basic and diluted net loss per Ordinary Share (in dollars, except per share amounts):

	For the Year Ended December 31, 2025		For the Period from November 27, 2024 (Inception) Through December 31, 2024
	Class A	Class B	Class A	Class B
Basic net loss per share:
Numerator:
Allocation of net loss	$(12,751,322)	$(3,744,059)	$—	$(18,571)
Denominator:
Basic weighted average Ordinary Shares outstanding	19,156,164	5,624,658	—	5,000,000

Basic net loss per Ordinary Share	$(0.67)	$(0.67)	$—	$(0.00)

	For the Year Ended December 31, 2025		For the Period from November 27, 2024 (Inception) Through December 31, 2024
	Class A	Class B	Class A	Class B
Diluted net loss per share:
Numerator:
Allocation of net loss	$(12,687,150)	$(3,808,232)	$—	$(18,571)
Denominator:
Diluted weighted average Ordinary Shares outstanding	19,156,164	5,750,000	—	5,000,000

Diluted net loss per Ordinary Share	$(0.66)	$(0.66)	$—	$(0.00)